Vessels, Net - Disposal of Vessels (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds received:
Net Cash proceeds received from sale of assets		$ 71,224	$ 232,956	$ 17,407
Subordinated Series A units		27,111	145,860	0
Carrying Value of assets sold:
Favorable & unfavorable leases		0	2,878
Deferred gain on sale of assets		8,972	0	0
Gain on sale of vessels		$ 5,771	$ 22,599	$ (21,098)
Nave Celeste and C. Dream
Proceeds received:
Net Cash proceeds received from sale of assets	$ 71,224
Subordinated Series A units	27,111
Total sale proceeds	98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554
Carrying value of assets sold	(83,593)
Carrying value of assets sold, less proceeds received	14,742
Deferred gain on sale of assets	8,971
Gain on sale of vessels	$ 5,771